Related parties (Details) - COP ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Joint ventures and Associates
Accounts receivable	$ 80,124	$ 121,637
Accounts receivable, Current	80,124	121,637
Loans receivable	232,699	144,659
Loans receivable, Current	1,719	1,421
Loans receivable, Non-current	230,980	143,238
Other assets		84
Other assets, Current		84
Accounts payable	59,020	64,766
Accounts payable, Current	59,020	64,766
Loans payable	763,891	683,949
Loans payable, Current	763,891	683,949
Other liabilities	1,614	423
Other liabilities, Current	1,614	423
Gases del Caribe S.A. E.S.P. | Associates
Joint ventures and Associates
Accounts payable	5,984
Gas Natural del Oriente S.A. E.S.P. | Associates
Joint ventures and Associates
Accounts receivable	12,017
Accounts payable		7,560
Extrucol S.A. | Associates
Joint ventures and Associates
Accounts receivable	3,130
Accounts payable	484	1,028
E2 Energia Eficiente S.A. E.S.P. | Associates
Joint ventures and Associates
Accounts receivable	8,265	7,215
Accounts payable	174	422
Internexa Brasil Operadora de Telecomunicaes | Associates
Joint ventures and Associates
Loans receivable		235
Equion Energa Limited | Joint Ventures
Joint ventures and Associates
Other assets		84
Accounts payable	2,410	6,327
Loans payable	763,891	683,949
Other liabilities	1,614	423
Ecodiesel Colombia S.A. | Joint Ventures
Joint ventures and Associates
Accounts receivable	6,222	4,953
Accounts payable	49,968	49,429
Interligao Eltrica do Madeira S.A. | Joint Ventures
Joint ventures and Associates
Accounts receivable	33,177	35,100
Interligao Eltrica Garanhuns S.A. | Joint Ventures
Joint ventures and Associates
Accounts receivable		10,292
Loans receivable	40	41
Interligao Eltrica Paraguau S.A. | Joint Ventures
Joint ventures and Associates
Accounts receivable		11,366
Loans receivable	23	25
Interligao Eltrica Aimors S.A. | Joint Ventures
Joint ventures and Associates
Accounts receivable		7,612
Loans receivable	23	25
Interligao Eltrica Iva S.A. | Joint Ventures
Joint ventures and Associates
Accounts receivable	17,313	18,316
Loans receivable	1,633	1,097
Transmissora Alianca de Energia Eltrica S.A. | Joint Ventures
Joint ventures and Associates
Accounts receivable		26,783
Conexion Kimal Lo Aguirre S.A. | Joint Ventures
Joint ventures and Associates
Loans receivable	$ 230,980	$ 143,236